Share-Based Payments (Tables)	6 Months Ended
Jun. 30, 2023
Share-Based Payments
Schedule of granted warrants

		Weighted Average
	Number of	Exercise
	warrants	Price/Share
Warrants granted as at December 31, 2022	2,743,093	USD 1.50 (1)
Warrants exercised (4)	(340,679)	USD 1.56
Warrants granted	10,000	USD 1.94
Warrants forfeited	(25,478)	USD 3.05
Warrants cancelled	—	—
Warrants granted as at June 30, 2023 (3)	2,386,936	USD 1.51 (2)
Warrants exercisable as at June 30, 2023	1,823,807	USD 1.02 (2)

		Weighted Average
	Number of	Exercise
	warrants	Price/Share
Warrants granted as at December 31, 2021	2,732,618	DKK 7.53 (1)
Warrants exercised (4)	(201,314)	USD 0.16
Warrants granted	100,000	USD 2.23
Warrants forfeited	(5,687)	USD 5.36
Warrants cancelled	—	—
Warrants granted as at June 30, 2022	2,625,617	USD 1.27 (2)
Warrants exercisable as at June 30, 2022	2,020,351	USD 0.44

(1)    December 31, 2022 and 2021 USD and DKK end-rates used.

(2)    June 30, 2023 USD-end rate used.

(3)    Number of warrants exclude EIB Warrants referred to in Note 6.

(4)    The weighted average share price at the date of exercise was $1.56 and $2.12 for the six months ended June 30, 2023 and 2022, respectively.

Schedule of assumptions have been applied for the warrants issued

The following assumptions have been applied for the warrants issued during the six months ended June 30, 2023 and 2022, respectively:

	June 30,	June 30,
	2023	2022
Expected term (in years)	5.0 – 7.0	6.5
Risk-free interest rate	3.97 – 4.13%	2.43 – 3.54%
Expected volatility	85%	85%
Share price	$1.21 – 1.53	$1.71 – 3.01